Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Funds Trust
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Focused Equity Fund
Class Name	Class A
Trading Symbol	PGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused Equity Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.08%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Focused Equity Fund returned 17.27%. The Fund compares its performance to the S&P 500 Index and the Putnam Focused Equity Linked Benchmark†, which both returned 15.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in financial services company Citigroup
↑	Overweight position in Seagate Technology, a data storage company
↑	Overweight position in Charles Schwab, provider of investment products and services

Top detractors from performance:
↓	Overweight position in health care company UnitedHealth Group
↓	Overweight position in Eli Lilly, a biopharmaceutical company
↓	Out-of-benchmark position in AstraZeneca, a biopharmaceutical company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class A	17.27	14.90	14.11
Class A (with sales charge)	10.53	13.55	13.44
Russell 3000 Index	15.84	14.11	13.98
S&P 500 Index	15.88	14.74	14.60
Putnam Focused Equity Linked Benchmark†	15.88	14.74	13.57
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 698,467,753
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 4,070,969
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$698,467,753
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	47
Total Management Fee Paid	$4,070,969
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Focused Equity Fund
Class Name	Class C
Trading Symbol	PGIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused Equity Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.83%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Focused Equity Fund returned 16.36%. The Fund compares its performance to the S&P 500 Index and the Putnam Focused Equity Linked Benchmark†, which both returned 15.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in financial services company Citigroup
↑	Overweight position in Seagate Technology, a data storage company
↑	Overweight position in Charles Schwab, provider of investment products and services

Top detractors from performance:
↓	Overweight position in health care company UnitedHealth Group
↓	Overweight position in Eli Lilly, a biopharmaceutical company
↓	Out-of-benchmark position in AstraZeneca, a biopharmaceutical company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class C	16.36	14.04	13.43
Class C (with sales charge)	15.36	14.04	13.43
Russell 3000 Index	15.84	14.11	13.98
S&P 500 Index	15.88	14.74	14.60
Putnam Focused Equity Linked Benchmark†	15.88	14.74	13.57
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 698,467,753
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 4,070,969
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$698,467,753
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	47
Total Management Fee Paid	$4,070,969
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Focused Equity Fund
Class Name	Class R
Trading Symbol	PGIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused Equity Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$144	1.33%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Focused Equity Fund returned 16.99%. The Fund compares its performance to the S&P 500 Index and the Putnam Focused Equity Linked Benchmark†, which both returned 15.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in financial services company Citigroup
↑	Overweight position in Seagate Technology, a data storage company
↑	Overweight position in Charles Schwab, provider of investment products and services

Top detractors from performance:
↓	Overweight position in health care company UnitedHealth Group
↓	Overweight position in Eli Lilly, a biopharmaceutical company
↓	Out-of-benchmark position in AstraZeneca, a biopharmaceutical company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R	16.99	14.62	13.82
Russell 3000 Index	15.84	14.11	13.98
S&P 500 Index	15.88	14.74	14.60
Putnam Focused Equity Linked Benchmark†	15.88	14.74	13.57
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 698,467,753
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 4,070,969
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$698,467,753
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	47
Total Management Fee Paid	$4,070,969
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Focused Equity Fund
Class Name	Class R6
Trading Symbol	PGWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused Equity Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Focused Equity Fund returned 17.70%. The Fund compares its performance to the S&P 500 Index and the Putnam Focused Equity Linked Benchmark†, which both returned 15.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in financial services company Citigroup
↑	Overweight position in Seagate Technology, a data storage company
↑	Overweight position in Charles Schwab, provider of investment products and services

Top detractors from performance:
↓	Overweight position in health care company UnitedHealth Group
↓	Overweight position in Eli Lilly, a biopharmaceutical company
↓	Out-of-benchmark position in AstraZeneca, a biopharmaceutical company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R6	17.70	15.35	14.52
Russell 3000 Index	15.84	14.11	13.98
S&P 500 Index	15.88	14.74	14.60
Putnam Focused Equity Linked Benchmark†	15.88	14.74	13.57
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 698,467,753
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 4,070,969
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$698,467,753
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	47
Total Management Fee Paid	$4,070,969
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Focused Equity Fund
Class Name	Class Y
Trading Symbol	PGILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Focused Equity Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Focused Equity Fund returned 17.54%. The Fund compares its performance to the S&P 500 Index and the Putnam Focused Equity Linked Benchmark†, which both returned 15.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in financial services company Citigroup
↑	Overweight position in Seagate Technology, a data storage company
↑	Overweight position in Charles Schwab, provider of investment products and services

Top detractors from performance:
↓	Overweight position in health care company UnitedHealth Group
↓	Overweight position in Eli Lilly, a biopharmaceutical company
↓	Out-of-benchmark position in AstraZeneca, a biopharmaceutical company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class Y	17.54	15.19	14.39
Russell 3000 Index	15.84	14.11	13.98
S&P 500 Index	15.88	14.74	14.60
Putnam Focused Equity Linked Benchmark†	15.88	14.74	13.57
[9]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 698,467,753
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 4,070,969
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$698,467,753
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	47
Total Management Fee Paid	$4,070,969
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Investment Management, LLC (“Putnam Management”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	The Putnam Focused Equity Linked Benchmark represents the performance of the MSCI World Industrials Index-NR through June 23, 2019, and the performance of the S&P 500 Index thereafter.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	The Putnam Focused Equity Linked Benchmark represents the performance of the MSCI World Industrials Index-NR through June 23, 2019, and the performance of the S&P 500 Index thereafter.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	The Putnam Focused Equity Linked Benchmark represents the performance of the MSCI World Industrials Index-NR through June 23, 2019, and the performance of the S&P 500 Index thereafter.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	The Putnam Focused Equity Linked Benchmark represents the performance of the MSCI World Industrials Index-NR through June 23, 2019, and the performance of the S&P 500 Index thereafter.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	The Putnam Focused Equity Linked Benchmark represents the performance of the MSCI World Industrials Index-NR through June 23, 2019, and the performance of the S&P 500 Index thereafter.

[10]
*	Does not include derivatives, except purchased options, if any.